Accounts Receivable, Net - Schedule of Allowance (Reversal) for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance (Reversal) for Expected Credit Losses [Abstract]
Balance, beginning of the year	$ 326,813	$ 13,864
Addition (reversal)	(18,202)	311,539
Exchange realignment	(540)	1,410
Balance, end of year	$ 308,071	$ 326,813